Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
At Statutory Rate, Amount (in Dollars)	$ (604)
At Statutory Rate, Percentage	21.00%	21.00%	21.00%
State Taxes, Net of Federal Benefit, Percentage	(14.76%)	2.63%	2.50%
Other Nondeductible Items, Percentage	0.84%	0.14%	(0.35%)
Subpart F Income, Percentage	(4.67%)	(0.57%)	(1.55%)
Stock-Based Compensation, Percentage	(168.24%)	(12.87%)	(10.94%)
Foreign Withholding Tax, Percentage	(1.41%)	(2.89%)	(0.82%)
Research & Development Credit, Percentage	1.71%	0.64%	0.34%
Global Intangible Low-Taxed Income, Percentage			(0.46%)
Foreign Rate Differential and Foreign Tax Credits, Percentage	(0.75%)	1.36%	(1.39%)
Canada Provision, Percentage			1.92%
Change in Uncertain Tax Position (“FIN48”), Percentage	3.23%	0.51%	(2.54%)
Prior Year True-Up, Percentage	(16.23%)
Other, Percentage		(0.94%)	(0.86%)
State Income Taxes, Net of Federal Effect, Amount (in Dollars)	$ 376
State Income Taxes, Net of Federal Effect, Percentage	(13.08%)
Change in Valuation Allowance, Amount (in Dollars)	$ (3,638)
Change in Valuation Allowance, Percentage	126.41%
Stock Based Compensation Permanent, Amount (in Dollars)	$ (4,966)
Stock Based Compensation Permanent, Percentage	172.55%
Section 162(m) Limitation, Amount (in Dollars)	$ 9,808
Section 162(m) Limitation, Percentage	(340.79%)
Stock Based Compensation - Deferred True-Up, Amount (in Dollars)	$ 212
Stock Based Compensation - Deferred True-Up, Percentage	(7.38%)
Other Nontaxable or Nondeductible Items, Amount (in Dollars)	$ 30
Other Nontaxable or Nondeductible Items, Percentage	(1.06%)
Federal Research & Development Credits, Amount (in Dollars)	$ (68)
Federal Research & Development Credits, Percentage	2.36%
Other Federal Credits Work Opportunity Tax Credit, Amount (in Dollars)	$ (43)
Other Federal Credits Work Opportunity Tax Credit, Percentage	1.50%
Other Tax Credits, Amount (in Dollars)	$ 9
Other Tax Credits, Percentage	(0.32%)
Subpart F, Amount (in Dollars)	$ 135
Subpart F, Percentage	(4.67%)
Foreign Branch Income, Amount (in Dollars)	$ 63
Foreign Branch Income, Percentage	(2.17%)
Other Cross-Border Tax Laws, Amount (in Dollars)	$ (8)
Other Cross-Border Tax Laws, Percentage	0.26%
Worldwide Changes in Unrecognized Tax Benefits, Amount (in Dollars)	$ 78
Worldwide Changes in Unrecognized Tax Benefits, Percentage	(2.70%)
Return To Provision - Book Income(Loss), Amount (in Dollars)	$ (83)
Return To Provision - Book Income(Loss), Percentage	2.87%
Fixed asset - Deferred True-Up, Amount (in Dollars)	$ 284
Fixed asset - Deferred True-Up, Percentage	(9.86%)
Mark to Market- Deferred True-Up, Amount (in Dollars)	$ (208)
Mark to Market- Deferred True-Up, Percentage	7.24%
Other, Amount (in Dollars)	$ (21)
Other, Percentage	0.72%
Effective Tax Rate, Amount (in Dollars)	$ 2,003	$ (1,278)	$ (2,682)
Effective Tax Rate, Percentage	(69.59%)	2.87%	4.35%
U.S. Federal [Member]
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Change in Valuation Allowance – U.S. Federal, Percentage	126.41%	(5.24%)	(5.61%)
U.S. States [Member]
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Change in Valuation Allowance – U.S. Federal, Percentage	(3.30%)	(2.89%)	(0.07%)
Foreign [Member]
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Change in Valuation Allowance – U.S. Federal, Percentage	(13.42%)	1.99%	3.18%
Hong Kong [Member]
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Return To Provision - Book Income(Loss), Amount (in Dollars)	$ (192)
Return To Provision - Book Income(Loss), Percentage	6.67%
China [Member]
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Foreign Other, Amount (in Dollars)	$ (126)
Foreign Other, Percentage	4.39%
Tax Rate Differential, Amount (in Dollars)	$ (75)
Tax Rate Differential, Percentage	2.60%
Various (Does Not Include Unrecognized Tax Benefits), Amount (in Dollars)	$ 300
Various (Does Not Include Unrecognized Tax Benefits), Percentage	(10.42%)
Current Payable True-Up, Amount (in Dollars)	$ (304)
Current Payable True-Up, Percentage	10.58%
Other, Amount (in Dollars)	$ 11
Other, Percentage	(0.40%)
Taiwan [Member]
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Various (Does Not Include Unrecognized Tax Benefits), Amount (in Dollars)	$ (43)
Various (Does Not Include Unrecognized Tax Benefits), Percentage	1.49%
Current Payable True-Up, Amount (in Dollars)	$ (171)
Current Payable True-Up, Percentage	5.96%
Other, Amount (in Dollars)	$ 24
Other, Percentage	(0.85%)
Increase (Decrease) Valuation Allowance, Amount (in Dollars)	$ 34
Increase (Decrease) Valuation Allowance, Percentage	(1.19%)
Canada [Member]
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Return To Provision - Book Income(Loss), Amount (in Dollars)	$ (174)
Return To Provision - Book Income(Loss), Percentage	6.06%
Various (Does Not Include Unrecognized Tax Benefits), Amount (in Dollars)	$ 274
Various (Does Not Include Unrecognized Tax Benefits), Percentage	(9.51%)
Current Payable True-Up, Amount (in Dollars)	$ 626
Current Payable True-Up, Percentage	(21.76%)
Foreign Exchange, Amount (in Dollars)	$ 102
Foreign Exchange, Percentage	(3.53%)
Other, Amount (in Dollars)	$ 9
Other, Percentage	(0.33%)
Increase (Decrease) Valuation Allowance, Amount (in Dollars)	$ 352
Increase (Decrease) Valuation Allowance, Percentage	(12.23%)